Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	12,242,481	12,817,500	12,817,500
Common stock, shares outstanding	12,242,481	12,817,500	12,817,500
Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		50,000,000
Common stock, shares issued		12,178,424
Common stock, shares outstanding		12,178,424